Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000000765 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000765 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000765 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000765 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000765 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000765 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000765 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000000765 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000765 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000765 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000000765 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000765 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000000765 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000765 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000000765 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000765 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000765 [Member] | U S Government Agencies Mortgage Backed Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000000765 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000765 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000765 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000765 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000000765 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000765 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000000765 [Member] | U S Government Agencies Mortgage Backed Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000000766 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000766 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000766 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000766 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000766 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000766 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000766 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000000766 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000766 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000766 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000000766 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000766 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000000766 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000766 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000000766 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000766 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000766 [Member] | U S Government Agencies Mortgage Backed Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000000766 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000766 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000766 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000766 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000000766 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000766 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000000766 [Member] | U S Government Agencies Mortgage Backed Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000000734 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000000734 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000000734 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000000734 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
C000000734 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
C000000734 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000000734 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[1]
C000000734 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
C000000734 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000000734 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000000734 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000734 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000000734 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000734 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000734 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000734 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000000734 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000000734 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000734 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000000734 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000734 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000734 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.